Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 2,982	$ 3,178
Marketable securities	13
Deposits with banking corporations	59	26
Trade receivables, net	1,058	1,144
Other current assets	291	191
Inventory	3,184	3,115
Total current assets	7,587	7,654
Non-current assets
Property, plant & equipment, net	156	161
Long-term deposits	101	77
Right of use assets	980	899
Total non-current assets	1,237	1,137
Total assets	8,824	8,791
Current liabilities
Lease liabilities – current	178	100
Trade payable	1,042	1,154
Other accounts payables	1,112	1,147
Total current liabilities	2,332	2,401
Non-current liabilities
Lease liabilities	984	808
Liabilities for employee benefits, net	64	35
Total non-current liabilities	1,048	843
Shareholders’ equity
Share capital
Premium and other capital reserves	29,586	26,625
Capital reserve for transactions with controlling shareholders	1,542	1,542
Accumulated loss	(25,684)	(22,620)
Total shareholders’ equity	5,444	5,547
Total liabilities and shareholders’ equity	$ 8,824	$ 8,791